Taxes	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 13 – TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Company and subsidiaries in BVI are not subject to tax on income or capital gains.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax.

Singapore

Subsidiaries in Singapore are subject to Singapore Corporate Income Tax rate at 16.5%, and foreign-derived income is exempted from income tax.

Mainland China

Under the Enterprise Income Tax (“EIT”) Law of PRC, enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and tax exemption may be granted if qualified. EIT Law grants a preferential tax rate to High and New Technology Enterprises (“HNTEs”). An enterprise qualified as HNTE and awarded with the “HNTE” certificate may enjoy a reduced EIT rate of 15%. CLPS Shanghai, the Company’s main operating subsidiary in PRC, was recognized as qualified HNTEs since 2013. Its latest qualified periods are for 2019 to 2021 and it enjoys a preferential tax rate of 15%. As of the reporting date, CLPS Shanghai has not been awarded the renewed “HNTE” certificate, and subject to a unified 25% enterprise income tax rate for tax year 2022.

A qualified enterprise in encouraged industries registered in the Hainan Free Trade Port (“HFTP”) and engaged in substantive operations may enjoy a reduced EIT rate of 15%. CLPS Hainan, a Company’s subsidiary in the PRC, was recognized as a qualified enterprise engaged in encouraged industries registered in the Hainan Free Trade Port and engaged in substantive operations.

Income (loss) before income taxes

	For the years ended June 30,
	2022	2021	2020
Mainland China	$17,366,634	$14,814,221	$9,266,586
Non- Mainland China	(9,682,434)	(6,493,761)	(5,559,127)
	$7,684,200	$8,320,460	$3,707,459

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended June 30,
	2022	2021	2020
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	25.8%	19.1%	36.8%
Effect of tax rate changes on deferred taxes	(0.3)%	(0.5)%	4.5%
Effect of PRC preferential tax rate and tax relief	(10.1)%	(5.3)%	(7.8)%
Research and development credits	(18.0)%	(28.9)%	(52.4)%
Withholding tax	-	11.7%	-
Intercompany transfers	10.8%	7.5%	-
Investment gain/loss	(1.5)%
Deferred tax	-	(0.3)%	(0.1)%
Change in valuation allowances	6.6%	(16.7)%	12.1%
Others	1.5%	3.5%	4.4%
Effective tax rate	39.8%	15.1%	22.5%

The provision (benefit) for income tax consists of the following:

	For the years ended June 30,
	2022	2021	2020
Current income tax	$2,800,162	$1,670,733	$662,704
Deferred income tax	245,830	(413,609)	172,740
Total provision for income tax expenses	$3,045,992	$1,257,124	$835,444

As of June 30, 2022, the Company had net operating loss carry forwards of approximately $1,572,903 from the Company’s PRC subsidiaries, which will expire between 2022 and 2027 if not utilized. As of June 30, 2022, the Company had net operating loss carry forwards of approximately $1,031,900, $254,524, $547,047, $159,183 and $12,358 from its operations in Singapore, Australia, Hong Kong, Japan and Philippines respectively. The net operating losses in Singapore, Australia and Hong Kong will be carried forward indefinitely while the net operating losses in Japan and Philippines will be carried forward for 10 years and 5 years, respectively.

The significant components of the deferred tax assets and liabilities are as follows:

	As of June 30,
	2022	2021
Deferred tax assets:
Net operating loss carry forwards	$743,898	$611,315
Accrued expenses	163,497	181,730
Share of investee’s loss	129,191	12,823
Others	71,714	93,385
Valuation allowances	(781,260)	(291,480)
Total deferred tax assets	$327,040	$607,773

Deferred tax liabilities:
Intangible assets	$150,547	$154,022
Share of investee’s income	-	1,011
Total deferred tax liabilities	$150,547	$155,033

As of June 30, 2022 and 2021, valuation allowances were provided against deferred tax assets in entities which were in a three-year cumulative losses position and/or are not forecasted to turn profits in the foreseeable future.

For the years ended June 30, 2022 and 2021, the Company accrued dividend distribution withholding tax for the remittance of earnings from the subsidiaries in Mainland China to offshore entities of nil and $994,941, respectively. As of June 30, 2022 and 2021, the Company intended to permanently reinvest the remaining undistributed earnings from PRC subsidiaries to fund future operations and thus no deferred tax has been recognized for withholding taxes that would be payable on the unremitted earnings that are subject to withholding taxes of the Company’s subsidiaries established in the PRC. As of June 30, 2022 and 2021, the taxable temporary differences for unrecognized deferred tax liabilities related to investments in foreign subsidiaries were $ 23,731,272 and $20,328,999, respectively. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. Unrecognized tax benefits were presented in “other non-current liabilities” in the consolidated balance sheets. As of June 30, 2022, 2021 and 2020, the Company had unrecognized tax benefits of $3,095,554, $1,333,608 and $194,939, respectively, if ultimately recognized, will impact the effective tax rate. The Company has presented unrecognized tax benefits of $2,497,005, $750,616 and $128,467 on a net basis with deferred tax assets relating to tax losses carry forward, $446,490, $ 208,109 and $128,467 of which a full valuation allowance would otherwise be recorded as of June 30, 2022, 2021 and 2020. The Company recorded interests of $36,363 and zero penalties related to potential underpaid income tax expenses for the year ended June 30, 2022 and interests of $53,826 and zero penalties for the year ended June 30, 2021, zero interests and penalties for the year ended June 30, 2020.

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	2022	2021	2020
Balance at July 1	$1,333,608	$194,939	$128,467
Increase	2,132,154	1,139,596	228,358
Decrease	(267,622)	(47,149)	(157,906)
Foreign currency translation adjustment	(102,586)	46,222	(3,980)
Balance at June 30	$3,095,554	$1,333,608	$194,939

As of June 30, 2022, the open tax years for Mainland China ranges from calendar year 2017 to calendar year 2021.

(b)	Tax Payables

The Company’s tax payables consist of the following:

	As of June 30,
	2022	2021

VAT payable	$693,239	$770,853
Corporate income tax payable	462,792	40,211
Withholding tax payable	349,582	275,208
Disability insurance fund payable	776,979	565,806
Other tax payables	72,474	62,931
Total tax payables	$2,355,066	$1,715,009